--------------------------------------------------------------------------------

Alliance
Municipal
Trust

 - New York Portfolio

--------------------------------------------------------------------------------

                           Alliance Capital [LOGO](R)

Annual Report
June 30, 2000

--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS             Alliance Municipal Trust - New York Portfolio
================================================================================

August 2, 2000

Dear Shareholder:

We are pleased to provide you with an update of Alliance Municipal Trust-New York Portfolio for the annual reporting period ended June 30, 2000.

U.S. financial markets were anticipating some signs of a slowdown for the first half of 2000--some sign that past Fed rate hikes were having an effect and that little, if any, further tightening would be necessary. The U.S. economy, however, has continued to grow. The U.S. Commerce Department recently reported that the U.S. economy grew at an impressive, seasonally-adjusted annual rate of +5.2% during the spring quarter. Inflation, as measured by the broad and reliable gross domestic purchases and personal consumption price indices, held stable at 2.5% on a year-earlier basis. The second-quarter growth number, well above the 3.5% to 4.0%, consensus and actually faster than a downward-revised quarter-one growth rate of +4.8%, created immediate anxiety. As a result, interest rates headed higher and stock prices headed lower.

The U.S. economy's gross domestic product report does, however, give evidence to some signs of cooling off. For example, a key measure of aggregate demand (real final sales) slowed sharply to +4.2% from +6.7% in the first quarter. Monthly evidence that consumers had taken a break from their long-running shopping spree was confirmed. Household spending dipped to just +3.0% in the second quarter versus +7.6% in the first quarter. Unwanted inventories added a full percentage point to second-quarter growth. We also believe that a more meaningful comparison can be made between growth during the second half of 1999 (+7.0%) and growth during the first half of this year (+5.0%).

In his late-July Congressional testimony, Fed Chairman Alan Greenspan laid out an upbeat forecast for the U.S. economy and rendered a somewhat self-congratulatory assessment of the role the Federal Reserve has played in securing that future. To be sure, we welcome his endorsement of both the "New Economy" paradigm and our own bullishness about accelerating productivity. The subsequent report on employment costs, showing a quarter-to-quarter gain of only 1.0% in the spring versus a 1.4% rise in the first quarter, and the soon-to-be-released report on second-quarter productivity, should help to validate the Chairman's optimism. Mr. Greenspan is repositioning the Fed to play a more reactive role going forward. He understands that financial markets should and must take the lead role in terms of steering the New Economy. As a consequence, although we still believe the Fed will tighten further, we look for that tightening to come late in the year and only after the bond market has laid the groundwork.

As for U.S. financial markets, the road to higher prices will be a bit bumpier than we expected. Inaction by the Fed toward the end of August could open the window to the upside, but for now we see more volatility than opportunity. With an election in front of us, the next several months could be a difficult time for investors. Therefore investors may want to use periods of asset market strength to establish more defensive positions.

We appreciate your investment in the portfolios of Alliance Municipal Trust-New York Portfolio and look forward to reporting further investment progress in the coming period.

Sincerely,


/s/ Ronald M. Whitehill

Ronald M. Whitehill
President

STATEMENT OF NET ASSETS
June 30, 2000                      Alliance Municipal Trust - New York Portfolio
================================================================================

Principal
 Amount
  (000)  Security(a)                                      Yield            Value
--------------------------------------------------------------------------------

         MUNICIPAL BONDS- 89.6%
         NEW YORK-87.1%
         Albany IDA
         (Davies Office
         Refurbishing Inc.)
         Series 95
         AMT
$ 2,210  9/01/15 (b) ..............................       4.75%      $ 2,210,000
         Albany IDA
         (Davies Office
         Refurbishing Inc.)
         Series 97
         AMT
  1,750  2/01/17 (b) ..............................       4.75         1,750,000
         Albany IDA
         (Institute of History & Art)
         Series 99A
  2,130  6/01/04 (b) ..............................       4.65         2,130,000
         Bath Central School
         District BAN
         Series 99
  7,125  7/21/00 ..................................       3.60         7,126,503
         Cambridge Central
         School District BAN
         Series 99
  8,576  9/08/00 ..................................       3.73         8,581,755
         Dutchess County IDA
         (Samuel F.B. Morse
         Historic)
         Series 99
  4,000  2/01/29 (b) ..............................       4.75         4,000,000
         Harborfields Central
         School District TAN
         Series 00 WI
  6,000  6/28/01 ..................................       4.71         6,014,940
         Highland Central
         School District BAN
         Series 99
  4,881  11/10/00 .................................       3.90         4,886,915
         Lindenhurst Union Free
         School District TAN
         Series 00 WI
  8,500  6/28/01 ..................................       4.40         8,519,635
         Lindenhurst Union Free
         School District TAN
         Series 00 WI
  6,500  6/28/01 ..................................       4.41         6,536,010
         Long Island Power
         Authority
         (Electric System Revenue)
         Series 98-1
 12,000  5/01/33 (b) ..............................       4.65        12,000,000
         Long Island Power
         Authority
         (Electric System Revenue)
         Series 98-5
  8,200  5/01/33 (b) ..............................       4.40         8,200,000
         Long Island Power
         Authority
         (Electric System Revenue)
         Series 98-6
 13,500  5/01/33 (b) ..............................       4.45        13,500,000
         Massapequa Park BAN
         Series 95D
  4,000  9/22/00 ..................................       3.75         4,002,183
         Monroe County IDA
         (Canal Ponds Park)
         Series 95D
  2,000  6/15/16 (b) ..............................       4.60         2,000,000
         New York City GO
         FGIC Series 92D
 19,200  2/01/20 (b)(c) ...........................       4.75        19,200,000
         New York City GO
         Series 94C
  8,550  10/01/23 (b)(c) ..........................       4.75         8,550,000
         New York City GO
         Series 95F-6
 17,300  2/15/18 (b) ..............................       4.60        17,300,000
         New York City GO
         Series F-2
 11,450  2/15/12 (b) ..............................       4.70        11,450,000
         New York City Housing
         Development Corp.
         (Related Broadway)
         Series 98
         AMT
 24,500  12/01/31 (b) .............................       4.70        24,500,000
         New York City Housing
         Development Corp.
         (West 54th Street)
         Series 99A
         AMT
 20,000  12/01/32 (b) .............................       4.70        20,000,000

                                   Alliance Municipal Trust - New York Portfolio
================================================================================

Principal
 Amount
  (000)  Security(a)                                     Yield             Value
--------------------------------------------------------------------------------
         New York City Housing
         Development Corp.
         MFHR
         (Brook Avenue)
         Series 99A
         AMT
$  5,900 7/01/31 (b) .............................       4.70%       $ 5,900,000
         New York City Housing
         Development Corp.
         MFHR
         (Gerard Court)
         Series 97
         AMT
  8,100  12/01/29 (b) ............................       4.70          8,100,000
         New York City Housing
         Development Corp.
         MFHR
         (Upper 5th Avenue
         Project)
         Series A
  3,600  1/01/16 (b) .............................       4.60          3,600,000
         New York City Housing
         Development Corp. MFHR
         (Westmont Apartments)
         Series 00A
  7,200  7/01/30 (b) .............................       4.58          7,200,000
         New York City IDA
         (American Civil
         Liberties Union)
         Series 97
  2,557  6/01/12 (b) .............................       4.65          2,557,000
         New York City IDA
         (Council on International
         Educational Exchange)
         Series 00
  4,560  2/01/20 (b) .............................       4.78          4,560,000
         New York City IDA
         (Korean Airlines Co.)
         Series 97A
         AMT
 38,300  11/01/24 (b) ............................       4.70         38,300,000
         New York City IDA
         (Korean Airlines Co.)
         Series 97B
         AMT
  9,100  11/01/24 (b) ............................       4.70          9,100,000
         New York City IDA
         (Korean Airlines Co.)
         Series 97C
         AMT
 13,400  11/01/24 (b) ............................       4.70         13,400,000
         New York City
         Transitional Finance
         Authority
         (Future Tax Secured)
         Series 98 A-1
  6,005  11/15/26 (b) ............................       4.65%         6,005,000
         New York City
         Transitional Finance
         Authority
         (Future Tax Secured)
         Series 98 A-2
  1,950  11/15/21 (b) ............................       4.40          1,950,000
         New York City
         Water Finance
         Authority
         (Water & Sewer System
         Revenue)
         FGIC Series G
 26,750  6/15/24 (b) .............................       4.40         26,750,000
         New York City
         Water Finance
         Authority
         (Water & Sewer System
         Revenue)
         Series 95A
 10,000  6/15/25 (b) .............................       4.75         10,000,000
         New York State
         Dormitory Authority
         (FFT Senior Community
         Inc.)
         Series 00A
  5,300  7/01/10 (b) .............................       4.55          5,300,000
         New York State
         Dormitory Authority
         (Memorial
         Sloan-Kettering)
         Series 89B
  2,700  7/01/19 (b) .............................       4.55          2,700,000
         New York State
         Dormitory Authority
         (Memorial
         Sloan-Kettering)
         Series 96
  7,000  7/01/26 (b) .............................       4.50          7,000,000
         New York State
         Dormitory Authority
         (NY Foundling
         Charitable)
  5,270  7/01/12 (b) .............................       4.80          5,270,000

                                   Alliance Municipal Trust - New York Portfolio
================================================================================

Principal
 Amount
  (000)  Security(a)                                    Yield              Value
--------------------------------------------------------------------------------
         New York State ERDA
         (Niagara Mohawk Corp.)
         AMT
$ 9,325  7/01/27 (b) ...........................        4.80%        $ 9,325,000
         New York State ERDA
         (Niagara Mohawk Corp.)
         Series 85A
 13,400  7/01/15 (b) ...........................        4.75          13,400,000
         New York State ERDA
         (Niagara Mohawk Corp.)
         Series 88A
         AMT
  5,500  12/01/23 (b) ..........................        4.80           5,500,000
         New York State ERDA
         (Niagara Mohawk Power
         Corp.)
         Series 85C
  3,100  12/01/25 (b) ..........................        4.55           3,100,000
         New York State ERDA
         PCR
         (Niagara Mohawk Corp.)
         Series 86A
         AMT
 20,400  12/01/26 (b) ..........................        4.65          20,400,000
         New York State HFA
         (101 West End Avenue
         Project)
         Series 98A
         AMT
 15,300  11/01/31 (b) ..........................        4.70          15,300,000
         New York State HFA
         (101 West End Avenue
         Project)
         Series 99A
         AMT
 32,350  11/01/31 (b) ..........................        4.70          32,350,000
         New York State HFA
         (150 East 44th Street
         Project)
         Series 00A
         AMT
 14,000  11/01/32 (b) ..........................        4.70          14,000,000
         New York State HFA
         (345 East 94th Street
         Housing)
         Series 98A
         AMT
  8,400  11/01/31 (b) ..........................        4.70           8,400,000
         New York State HFA
         (345 East 94th Street
         Housing)
         Series 99A
         AMT
  4,300  11/01/31 (b) ..........................        4.70           4,300,000
         New York State HFA
         (Theatre Row Tower
         Housing)
         Series 00A
         AMT
  5,000  11/01/32 (b) ..........................        4.45           5,000,000
         New York State HFA
         MFHR
         (Saxony Apartments)
         Series 97A
         AMT
 31,900  11/01/30 (b) ..........................        4.75          31,900,000
         New York State
         Job Development
         Authority
         Series A1-25
         AMT
  3,100  3/01/07 (b) ...........................        4.50           3,100,000
         New York State
         Local Government
         Assistance Corp.
         Series 93A
  1,945  4/01/22 (b) ...........................        4.35           1,945,000
         New York State
         Local Government
         Assistance Corp.
         Series 94B
 10,000  4/01/23 (b) ...........................        4.35          10,000,000
         New York State
         Local Government
         Assistance Corp.
         Series 95E
  2,500  4/01/25 (b) ...........................        4.40           2,500,000
         New York State
         Local Government
         Assistance Corp.
         Series 95F
  1,350  4/01/25 (b) ...........................        4.30           1,350,000
         New York State
         Local Government
         Assistance Corp.
         Series 95G
  2,900  4/01/25 (b) ...........................        4.40           2,900,000

                                   Alliance Municipal Trust - New York Portfolio
================================================================================

Principal
 Amount
  (000)  Security(a)                                    Yield              Value
--------------------------------------------------------------------------------
         Niagara County IDA
         (American Ref-Fuel)
         Series 94C
         AMT
$ 5,000  11/15/24 (b) ....................                4.70%     $  5,000,000
         Niagara County IDA
         (American Ref-Fuel)
         Series 94A
 10,000  11/15/24 (b) ....................                4.70        10,000,000
         Niagara County IDA
         (American Ref-Fuel)
         Series 96D
         AMT
  3,000  11/15/26 (b) ....................                4.70         3,000,000
         Niagara County IDA
         (American Ref-Fuel)
         Series 97B
         AMT
 20,795  11/15/24 (b) ....................                4.80        20,795,000
         Oneida County IDA
         (Champion Home
         Builders Co.)
         Series 99
  6,820  6/01/29 (b) .....................                4.85         6,820,000
         Ontario County IDA
         (Ultrafab Inc.)
         Series 95
         AMT
  1,900  12/01/15 (b) ....................                4.90         1,900,000
         Port Authority of
         New York & New Jersey
         (Versatile Structure)
         AMT
 11,500  4/01/24 (b) .....................                4.40        11,500,000
         Port Authority of
         New York & New Jersey
         FGIC Series 118th
  6,500  9/15/00 .........................                3.75         6,500,000
         Rensselaer County IDA
         (Rensselaer Polytechnic
         Institute Project)
         Series 97A
  4,100  2/01/22 (b) .....................                4.70         4,100,000
         Southeast IDA
         (The Rawplug Project)
         Series 96
         AMT
  2,000  5/01/21 (b) .....................                4.70         2,000,000
         St. Lawrence County IDA
         (Alcoa)
         Series 99B
  2,500  1/01/22 (b) .....................                4.67         2,500,000
         Suffolk County IDA
         (ADP Inc. Project)
         Series 97
  3,785  4/01/18 (b) .....................                4.85         3,785,000
         Suffolk County IDA
         (Bio-Botanica Inc.)
         Series 99
  4,200  12/01/19 (b) ....................                4.78         4,200,000
         Westchester County IDA
         (Music Conservatory of
         Westchester)
         Series 99
  4,500  7/01/29 (b) .....................                4.80         4,500,000
         Westchester County IDA
         (Rye Country Day School)
         Series 99
  4,800  5/01/29 (b) .....................                4.80         4,800,000
         Westchester County IDA
         (Rye Country Day School)
         Series 99
  5,000  5/01/04 (b) .....................                4.80         5,000,000
         York Central School
         District BAN
         Series 99
  5,000  7/26/00 .........................                3.62         5,001,250
                                                                    ------------
                                                                     636,321,191
                                                                    ------------
         PUERTO RICO-2.5%
         Puerto Rico Highway &
         Transportation
         Series 98A AMBAC
 18,000  7/01/28 (b) .....................                4.25        18,000,000
                                                                    ------------
         Total Municipal Bonds
         (amortized cost
         $654,321,191) ...................                           654,321,191
                                                                    ------------
         COMMERCIAL PAPER- 10.3%
         NEW YORK-10.3%
         Long Island Power
         Authority
         (Electric System Revenue)
         Series 98
 10,000  9/13/00 .........................                4.71        10,000,000

                                   Alliance Municipal Trust - New York Portfolio
================================================================================

Principal
 Amount
  (000)  Security(a)                                      Yield            Value
--------------------------------------------------------------------------------
           Metropolitan Transit
           Authority BAN
           (Transit Facility Special
           Obligation)
           Series CP-1B
$   6,500  8/07/00 ...........................             4.66%    $  6,500,000
           Metropolitan Transit
           Authority BAN
           (Transit Facility Special
           Obligation)
           Series CP-1B
    5,000  9/06/00 ...........................             4.21        5,000,000
           Metropolitan Transit
           Authority BAN
           (Transit Facility Special
           Obligation)
           Series CP-1B
    9,000  9/06/00 ...........................             4.71        9,000,000
           Metropolitan Transit
           Authority BAN
           (Transit Facility Special
           Obligation)
           Series CP-1B
   13,000  9/07/00 ...........................             4.35       13,000,000
           New York State Power
           Authority
   13,000  8/08/00 ...........................             4.21       13,000,000
           New York State Power
           Authority
    4,900  8/08/00 ...........................             4.30        4,900,000
           New York State Power
           Authority
    4,000  8/08/00 ...........................             4.71        4,000,000
           New York Thruway
           Authority
           Series 00CP-1
   10,000  9/07/00 ...........................             4.10       10,000,000
                                                                    ------------
                                                                      75,400,000
                                                                    ------------
           Total Commercial Paper
           (amortized cost
           $75,400,000) ......................                        75,400,000
                                                                    ------------
           TOTAL INVESTMENTS-99.9%
           (amortized cost
           $729,721,191) .....................                       729,721,191
           Other assets less
           liabilities-0.1% ..................                         1,048,054
                                                                    ------------
           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           730,833,192 shares
           outstanding) ......................                      $730,769,245
                                                                    ============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

(c) Securities, or portion thereof, with an aggregate market value of $27,750,000, have been segregated to collateralize when issued securities.

      Glossary of Terms:

      AMBAC - American Municipal Bond Assurance Corporation
      AMT   - Alternative Minimum Tax
      BAN   - Bond Anticipation Note
      ERDA  - Energy Research & Development Authority
      FGIC  - Financial Guaranty Insurance Company
      GO    - General Obligation
      HFA   - Housing Financing Agency/Authority
      IDA   - Industrial Development Authority
      MFHR  - Multi-Family Housing Revenue
      PCR   - Pollution Control Revenue
      TAN   - Tax Anticipation Note
      WI    - When Issued

      See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2000           Alliance Municipal Trust - New York Portfolio
================================================================================

INVESTMENT INCOME
   Interest.............................................................                        $   24,381,096
EXPENSES
   Advisory fee (Note B)................................................     $    3,322,529
   Distribution assistance and administrative service (Note C)..........          2,642,916
   Transfer agency (Note B).............................................            465,774
   Custodian fees.......................................................            146,893
   Printing.............................................................             82,378
   Registration fees....................................................             76,728
   Audit and legal fees.................................................             24,130
   Trustees' fees.......................................................              3,500
   Miscellaneous........................................................              6,334
                                                                             --------------
   Total expenses.......................................................          6,771,182
   Less: expense reimbursement..........................................           (126,125)
                                                                             --------------
   Net expenses.........................................................                             6,645,057
                                                                                                --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..............................                        $   17,736,039
                                                                                                ==============

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                               Year Ended         Year Ended
                                                                              June 30, 2000      June 30,1999
                                                                            ----------------   ----------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income................................................     $   17,736,039     $   12,618,378
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income................................................        (17,736,039)       (12,618,378)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E)................................................        146,538,578         63,669,113
                                                                             --------------     --------------
   Total increase.......................................................        146,538,578         63,669,113
NET ASSETS
   Beginning of period..................................................        584,230,667        520,561,554
                                                                             --------------     --------------
   End of period........................................................     $  730,769,245     $  584,230,667
                                                                             ==============     ==============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2000                      Alliance Municipal Trust - New York Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio (the "Portfolio"), Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for year ended June 30, 2000, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For year ended June 30, 2000, the reimbursement amounted to $126,125.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $263,280 for year ended June 30, 2000.

For year ended June 30, 2000, the Fund's expenses were reduced by $5,692 under an expense offset arrangement with Alliance Fund Services, Inc.

                                   Alliance Municipal Trust - New York Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For year ended June 30, 2000, the distribution fee amounted to $1,661,264. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For year ended June 30, 2000, such payments by the Portfolio amounted to $981,652 a substantial portion of which was paid to the Adviser and its affiliates.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At June 30, 2000, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2000, the Portfolio had a capital loss carryforward of $20,548, of which $7,459 expires in 2002 and $13,089 expires in the year 2003. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At June 30, 2000, capital paid-in aggregated $730,789,793. Transactions, all at $1.00 per share, were as follows:

--------------------------------------------------------------------------------

                                                 Year Ended        Year Ended
                                                  June 30,          June 30,
                                                    2000              1999
                                               --------------    --------------

Shares sold..................................   1,974,622,345     1,417,305,305
Shares issued on reinvestments of dividends..      17,736,039        12,618,378
Shares redeemed..............................  (1,845,819,806)   (1,366,254,570)
                                               --------------    --------------
Net increase..............................        146,538,578        63,669,113
                                               ==============    ==============

FINANCIAL HIGHLIGHTS               Alliance Municipal Trust - New York Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                           Year Ended June 30,
                                            --------------------------------------------------------------------------------
                                                2000             1999             1998             1997             1996
                                            ------------     ------------     ------------     ------------     ------------
Net asset value, beginning of period ....   $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
                                            ------------     ------------     ------------     ------------     ------------
Income From Investment Operations
Net investment income (a) ...............           .027             .022             .027             .027             .028
                                            ------------     ------------     ------------     ------------     ------------
Less: Dividends
Dividends from net investment income ....          (.027)           (.022)           (.027)           (.027)           (.028)
                                            ------------     ------------     ------------     ------------     ------------
Net asset value, end of period ..........   $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
                                            ============     ============     ============     ============     ============
Total Return
Total investment return based on net
   asset value (b) ......................           2.69%            2.24%            2.74%            2.77%            2.87%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)   $    730,769     $    584,231     $    520,562     $    355,461     $    330,984
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements .....................           1.00%            1.00%             .93%             .85%             .85%
   Expenses, before waivers and
     reimbursements .....................           1.02%            1.04%            1.01%            1.04%            1.03%
   Net investment income (a) ............           2.67%            2.21%            2.69%            2.73%            2.82%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

REPORT OF INDEPENDENT ACCOUNTANTS  Alliance Municipal Trust - New York Portfolio
================================================================================

To the Board of Trustees and Shareholders of Alliance Municipal Trust - New York Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Municipal Trust - New York Portfolio (the "Fund") at June 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 2000, by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above. The financial statements for the year ended June 30, 1999, including the financial highlights for each of the four years in the period then ended, were audited by other independent accountants whose report dated July 23, 1999, expressed an unqualified opinion on those financial statements.

PricewaterhouseCoopers LLP
New York, New York
July 28, 2000

                                   Alliance Municipal Trust - New York Portfolio
================================================================================

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

Dave H. Williams, Chairman
John D. Carifa
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

Dave H. Willliams, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
Patricia Ittner, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda D. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and
   Chief Financial Officer
Vincent S. Noto, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Fund Services
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.

                     (This page left intentionally blank.)

                     (This page left intentionally blank.)

                     (This page left intentionally blank.)

                                                                 ---------------
                                                                    BULK RATE
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                  New York, NY
                                                                 Permit No. 7131
                                                                 ---------------

Alliance Municipal Trust - New York Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

-  -  -  -  -  -  -
*  *  1  2  4  9  #
-  -  -  -  -  -  -

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

Alliance Capital[LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTNYAR600